GENERAL	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1: GENERAL

a.CyberArk Software Ltd. (together with its subsidiaries, the "Company") is an Israeli company that develops, markets and sells software-based security solutions and services. The Company's solutions and services enable organizations to safeguard and monitor their privileged accounts, which are those accounts within an organization that have access to the organization's high value assets and are located across its IT infrastructure. The Company's software provides customers with the ability to protect, detect, monitor and control access to privileged accounts in order to break the lifecycle of a targeted cyber-attack before it can cause damage to an organization.

b.In May 2017, the Company acquired all of the share capital of Conjur, Inc. ("Conjur") for total gross consideration of $41,708. Conjur is a provider of DevOps security software. The Company expensed the related acquisition costs of $686 in general and administrative expenses.

In March 2018, the Company acquired all of the share capital of Vaultive, Ltd. ("Vaultive") for total gross consideration of $18,471. Vaultive specializes in privileged account security in cloud environments. The Company expensed the related acquisition costs of $268 in general and administrative expenses.